Financial Instruments - Summary of Interest Rate Risk Management (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest rate risk [line items]
Amortized cost	$ 17,059,774	$ 27,380,623
Interest rate risk [member] | Financial assets, class [member]
Disclosure of interest rate risk [line items]
Investments held to maturity	1,742,228	120,261
Investments measured at fair value through profit or loss	2,366,695	1,267,841
Interest rate risk [member] | Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Amortized cost	$ 6,440,840	$ 12,537,853